COMMON SHARES (Details Narrative 1)																																																																1 Months Ended										2 Months Ended		3 Months Ended						7 Months Ended	9 Months Ended			12 Months Ended
	Aug. 07, 2016 shares	May 18, 2016 $ / shares	Apr. 13, 2016 shares	Mar. 15, 2016 shares	Feb. 01, 2016 shares	Jan. 26, 2016 $ / shares shares	Dec. 02, 2015 USD ($) shares	Oct. 26, 2015 USD ($) shares	Oct. 12, 2015 USD ($) shares	Sep. 17, 2015 shares	Jul. 17, 2015 USD ($) shares	Jul. 06, 2015 USD ($) shares	Jul. 02, 2015 USD ($) shares	Jun. 12, 2015 USD ($) shares	Apr. 15, 2015 USD ($) shares	Apr. 13, 2015 USD ($) shares	Mar. 12, 2015 USD ($) shares	Jan. 05, 2015 shares	Dec. 08, 2014 shares	Oct. 28, 2014 USD ($) Number shares	Oct. 03, 2014 USD ($) $ / shares shares	Sep. 22, 2014 USD ($) $ / shares shares	Sep. 21, 2014 USD ($) $ / shares shares	Jul. 29, 2014 USD ($) $ / shares shares	Jul. 10, 2014 USD ($) Number shares	Jul. 03, 2014 USD ($) shares	Jun. 18, 2014 shares	Jun. 01, 2014 USD ($) $ / shares shares	May 27, 2014 USD ($) shares	May 25, 2014 USD ($) $ / shares shares	May 02, 2014 USD ($) shares	May 01, 2014 $ / shares shares	Apr. 22, 2014 USD ($) shares	Mar. 10, 2014 shares	Mar. 05, 2014 USD ($)	Feb. 07, 2014 USD ($) shares	Jan. 26, 2014 USD ($) $ / shares shares	Jan. 09, 2014 USD ($) shares	Dec. 15, 2013 shares	Dec. 13, 2013 shares	Dec. 04, 2013 USD ($) shares	Nov. 14, 2013 USD ($) shares	Nov. 05, 2013 USD ($) shares	Oct. 13, 2013 USD ($) Number	Oct. 08, 2013 shares	Sep. 30, 2013 USD ($) shares	Sep. 03, 2013 USD ($) shares	Jul. 22, 2013 USD ($) shares	Jun. 26, 2013 USD ($) shares	Jun. 23, 2013 shares	Jun. 19, 2013 USD ($) shares	May 10, 2013 USD ($) shares	Apr. 30, 2013 shares	Apr. 10, 2013 USD ($) shares	Mar. 18, 2013 shares	Mar. 10, 2013 USD ($) shares	Feb. 02, 2013 USD ($) shares	Jan. 03, 2013 USD ($) shares	Dec. 25, 2012 USD ($) shares	Dec. 20, 2012 USD ($) $ / shares shares	Nov. 20, 2012 USD ($) shares	Nov. 05, 2012 shares	Oct. 25, 2012 USD ($) shares	Aug. 31, 2015 USD ($) shares	Jul. 31, 2015 USD ($) shares	May 31, 2015 USD ($) shares	Apr. 30, 2015 shares	Mar. 19, 2015 USD ($) shares	Nov. 02, 2014 USD ($) Number	Jul. 31, 2014 Number	Oct. 30, 2013 USD ($) Number	Feb. 28, 2013 USD ($) shares	Jan. 31, 2013 USD ($) shares	Jun. 30, 2015 USD ($) shares	Aug. 31, 2014 USD ($) shares	Dec. 31, 2015 USD ($)	Sep. 30, 2015 $ / shares shares	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($) $ / shares shares	Jun. 30, 2014 USD ($) shares	Jul. 31, 2013 USD ($) shares	Aug. 31, 2015 USD ($) Number	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($) $ / shares	Jun. 30, 2014 USD ($) Number	Sep. 30, 2015 USD ($) $ / shares shares	Sep. 30, 2014 USD ($) $ / shares	Sep. 30, 2013 USD ($)	Apr. 08, 2015	Sep. 28, 2014 $ / shares	Dec. 04, 2013 EUR (€)	Feb. 20, 2013 USD ($)	Feb. 19, 2013 USD ($)
Number of common stock issued for services	143,000		875,000	85,000	540,000		625,000	690,000	375,000																													345,132							88,496																																8,035,000
Value of common stock issued for services | $							$ 43,411	$ 25,803	$ 22,586																													$ 89,734																																						$ 136,000		$ 94,000					$ 641,000	$ 1,480,000		$ 1,574,000	$ 3,220,000	$ 758,000
Number of common stock issued upon new issue (shares)						1,000,000													209,041				280,592																																						331,859
Value of common stock issued upon new issue | $																							$ 59,000																																						$ 101,000															$ 215,000							$ 611,000	$ 347,000		$ 347,000	$ 900,000	891,000
Beneficial principal loan converted | $																																																																																		$ 1,480,716
Number of shares issued upon conversion | Number																																																																																		75,060,414
Ownership percentage																																																																																									30.00%
Exercise price (in dollars per shares) | $ / shares		$ 0.058				$ 0.10																																																																							$ 0.1400							$ 0.1400		$ 0.1400
Warrant term		1 year 6 months
Investment Agreements [Member]
Number of common stock issued upon new issue (shares)																																																																															880,000
Value of common stock issued upon new issue | $																																																																															$ 109,721
Number of shares options to purchase																																																																															822,500
Exercise price of options (in dollars per shares) | $ / shares																																																																															$ 0.10
Investment Agreements [Member]
Number of common stock issued upon new issue (shares)																																																																															759,041
Value of common stock issued upon new issue | $																																																																															$ 77,127
Share price (per shares) | $ / shares																																																																																										$ 0.13
Number of additional common stock issued upon new issue																																																																															759,041
Number of shares options to purchase																																																																															759,041
Exercise price of options (in dollars per shares) | $ / shares																																																																															$ 0.10
Investment Agreements [Member]
Number of common stock issued upon new issue (shares)																																																																															352,805
Value of common stock issued upon new issue | $																																																																															$ 98,784
Number of shares options to purchase																																																																															352,805
Exercise price of options (in dollars per shares) | $ / shares																																																																															$ 0.60
Investment Agreements [Member]
Number of common stock issued upon new issue (shares)																																																																															199,039
Value of common stock issued upon new issue | $																																																																															$ 19,904
Share price (per shares) | $ / shares																																																																															$ 0.16								$ 0.16
Number of additional common stock issued upon new issue																																																																															199,039
Number of shares options to purchase																																																																															199,039
Exercise price of options (in dollars per shares) | $ / shares																																																																															$ 0.13
Service Agreement [Member]
Number of common stock issued for services																				335,000
Service Agreement [Member]
Number of common stock issued for services																				335,000
Additional beneficial principal loan converted | $																				$ 42,500
Number of additional shares issued upon conversion | Number																				471,967
8% Asher Notes [Member]
Beneficial principal loan converted | $																																																																					$ 42,500		$ 47,878
Number of shares issued upon conversion | Number																																																																					471,967		402,276
Board Of Directors Chairman [Member]
Number of common stock issued for services																																		220,000						353,982											44,248		203,540		44,248							44,248
Number of shares options to purchase																																																					203,540
Mr. Roy Amitzur [Member]
Number of common stock issued for services																																		200,000						353,982											44,248		168,142		44,248							44,248
Number of shares options to purchase																																																					168,142
Mr. Mark Radom [Member]
Number of common stock issued for services																																		180,000						283,186											35,399		88,496		35,399
Number of shares options to purchase																																																					88,496
Third Party [Member]
Number of common stock issued for services																																																		156,611	176,992
Chief Executive Officer [Member]
Number of common stock issued for services																																		250,000						424,779											53,098		230,089		53,098							53,098
Number of shares options to purchase																																																					230,089
Consultant [Member]
Number of common stock issued for services																													180,000									17,700
Value of common stock issued for services | $																													$ 7,560									$ 4,602
Investor [Member]
Number of common stock issued for services																	109,039																					265,486																			451,328								8,035,000	3,250,000		6,114,867						3,765,000
Value of common stock issued for services | $																	$ 14,103																					$ 25,000																			$ 50,000								$ 198,614	$ 136,500		$ 738,353						$ 150,118
Number of common stock issued upon new issue (shares)																							48,183	144,054		1,250,000																																									144,054														495,576
Value of common stock issued upon new issue | $																							$ 11,557	$ 34,522		$ 75,000																																																							$ 49,315
Number of additional common stock issued upon new issue																									75,000
Number of shares options to purchase																							48,183	144,054
Beneficial principal loan converted | $																									$ 24,000
Number of shares issued upon conversion | Number																									115,000
Exercise price of options (in dollars per shares) | $ / shares																							$ 0.32	$ 0.10
Investor [Member] | OERI Purchase Agreement [Member]
Number of common stock issued upon new issue (shares)																																									44,248
Aggregate investments | $																																									$ 480,000
Ownership percentage																																									4.00%																																																		4.00%
Investor [Member] | OERI Purchase Agreement [Member] | Euro [Member]
Aggregate investments | €																																																																																											€ 353,200
Investor [Member] | Notes [Member] | OERI Purchase Agreement [Member] | Euro [Member]
Debt face amount | €																																																																																											€ 353,200
Monthly debt instruments interest rate																																									1.00%																																																		1.00%
Non-US Investor (Subscription Agreement) [Member]
Number of common stock issued upon new issue (shares)																																														88,496						88,496		88,496		146,903			265,487	309,735													154,868
Value of common stock issued upon new issue | $																																																											$ 70,000	$ 100,000													$ 50,000
Share price (per shares) | $ / shares																																																												$ 0.32286
Aggregate investments | $																																																																																												$ 50,000	$ 75,000
Aggregate periodic investments | $																																														$ 25,000						$ 25,000		$ 25,000		$ 25,000																																25,000
Number of shares issued upon conversion | Number																																																																						190,000
Non-US Investor (Subscription Agreement) [Member]
Number of common stock issued upon new issue (shares)																																														35,399						146,903		146,903
Aggregate periodic investments | $																																														$ 4,000						$ 16,700		$ 16,600		$ 16,600																																$ 4,000
Talya Levy-Tytiun (Subscription Agreement) [Member]
Number of common stock issued for services										2,866,194																											1,739,130
Share price (per shares) | $ / shares																																					$ 0.23
Aggregate investments | $																																					$ 400,000
Non-US Investor (Consulting Agreement) [Member]
Number of common stock issued for services																																																																											650,000
Number of common stock issued upon new issue (shares)																																																																											3,969,133
Value of common stock issued upon new issue | $																																																																											$ 970,573
Non-US Investor (Subscription Agreement) [Member]
Number of common stock issued upon new issue (shares)																																															268,169	268,169	53,098		132,744												88,496									154,868
Value of common stock issued upon new issue | $																																															$ 100,000	$ 100,000	$ 20,000		$ 50,000												$ 20,000									$ 50,000
Number of additional common stock issued upon new issue																																																																								88,496
Fair value of options | $																																																																								$ 76,000
Professional fees | $																																																										$ 11,000
Beneficial principal loan converted | $																																												$ 87,000
Number of shares issued upon conversion | Number																																												384,956
Non-US Investor (Subscription Agreement) [Member] | Restricted Common Stock Class [Member]
Number of common stock issued upon new issue (shares)																																																										39,824
Value of common stock issued upon new issue | $																																																										$ 11,000
Non-US Investor (Subscription Agreement) [Member]
Number of common stock issued upon new issue (shares)																																																			53,634												380,531
Value of common stock issued upon new issue | $																																																			$ 20,000												$ 50,000
Beneficial principal loan converted | $																																												$ 37,000
Number of shares issued upon conversion | Number																																												163,717
Incline Partners, LLC (Capital Markets Advisory Consulting Agreement ) [Member]
Professional fees | $																																																	$ 28,000
Incline Partners, LLC (Capital Markets Advisory Consulting Agreement ) [Member] | Restricted Common Stock Class [Member]
Number of common stock issued for services																																																	88,496
Eastern Sphere Ltd [Member]
Number of common stock issued for services																																										146,016	491,642
Value of common stock issued for services | $																																										$ 29,107	$ 100,000
Consultant (Investor Relation Services) [Member]
Number of common stock issued for services																															211,084								600,000
Value of common stock issued for services | $																															$ 41,518
Changing the World Technologies, Ltd. [Member]
Number of common stock issued for services																																				1,200,000
Aggregate investments | $																																				$ 77,000
Non-US Investor (Consulting Agreement) [Member]
Number of common stock issued for services																																	4,000,000																																														3,350,000
Third Party [Member]
Number of common stock issued for services																												179,856
Value of common stock issued for services | $																												$ 28,874
Number of shares options to purchase																												179,856
Exercise price of options (in dollars per shares) | $ / shares																												$ 0.25
Non-US Investor (Three Agreement) [Member]
Number of common stock issued for services																																	2,177,000
Value of common stock issued for services | $																																	$ 481,810
Number of common stock issued upon new issue (shares)																																																																																800,892
Number of additional common stock issued upon new issue																																																																																380,435
Value of additional common stock issued upon new issue | $																																																																																$ 69,000
Loan carrying amount | $																																																																																$ 78,400					$ 78,400
Carter Terry [Member]
Number of common stock issued for services																			209,041
Non-US Citizen (Consulting Agreement) [Member]
Number of common stock issued for services																					2,000,000
Value of common stock issued for services | $																					$ 216,828
Number of shares options to purchase																					500,000
Exercise price of options (in dollars per shares) | $ / shares																					$ 0.001
Maxim Group LLC (Financial Advisor & Investment Banker Agreement) [Member]
Number of common stock issued for services																																																																3,474,405
Value of common stock issued for services | $																																																																$ 34,397
Non-US Person (Financial Advisor & Investment Banker Settlement Agreement) [Member]
Number of common stock issued for services																																																																1,128,237
Value of common stock issued for services | $																																																																$ 13,088
Non-US Person (Subscription Agreement) [Member]
Number of common stock issued upon new issue (shares)													2,000,000			416,667
Value of common stock issued upon new issue | $													$ 32,000			$ 25,000
Dr. Borenstein Ltd (Subscription Agreement) [Member]
Number of common stock issued upon new issue (shares)														8,484,848	1,630,000																																																																							1,000,000
Value of common stock issued upon new issue | $														$ 140,000	$ 48,000
Number of shares options to purchase																		1,000,000
Non-US Entity (Subscription Agreement) [Member]
Number of common stock issued upon new issue (shares)												2,428,571
Value of common stock issued upon new issue | $												$ 51,000
Non-US Personnel (Subscription Agreement) [Member]
Number of common stock issued upon new issue (shares)											2,318,183
Value of common stock issued upon new issue | $											$ 39,394
Eastern Institutional Funding, LLC [Member] | Notes [Member]
Ownership percentage																																			20.00%
Debt face amount | $																																			$ 68,750
Debt instrument,term																																			1 year
Capitoline Ventures II, LLC [Member] | Notes [Member]
Ownership percentage																																			20.00%
Debt face amount | $																																			$ 68,750
Debt instrument,term																																			1 year
Eastern Institutional Funding, LLC & Capitoline Ventures II, LLC [Member] | Notes [Member]
Number of shares issued upon conversion | Number																																																																						1,320,000															5,114,073
Investor (Consulting Agreement) [Member]
Number of common stock issued for services																						2,484,000										2,819,000
Number of warrants called																																1,193,000
Exercise price (in dollars per shares) | $ / shares																																$ 0.10
Warrant term																																1 year
Investor (Investor Relations Services) [Member]
Number of common stock issued for services																						300,000								350,000
Value of common stock issued for services | $																						$ 90,000								$ 54,600
Share price (per shares) | $ / shares																														$ 0.20
Number of shares options to purchase																						1,500,000
Expiration period																						5 years
Fair value of options | $																						$ 151,434
Exercise price of options (in dollars per shares) | $ / shares																						$ 0.10
Number of warrants called																														350,000
Exercise price (in dollars per shares) | $ / shares																														$ 0.20
Warrant term																														6 months
Monthly professional fees | $																														$ 18,000
Warrant issue expenses																														28,310.
Accredited Investor [Member]
Number of common stock issued for services																									75,000		150,000
Value of common stock issued for services | $																									$ 52,800
Number of warrants called																											150,000
Warrant term																											3 years
Investor (Consulting Agreement) [Member]
Number of common stock issued for services																						963,000
Value of common stock issued for services | $																						$ 52,708
Investor (Investor Relations Services) [Member]
Number of common stock issued for services																						500,000
Value of common stock issued for services | $																						$ 216,828
Investor (Investor Relations Services) [Member]
Number of common stock issued for services																														150,000